Commitments and Contingencies (Details)	Dec. 31, 2020 USD ($)	Dec. 14, 2019 USD ($)	Dec. 14, 2019 CNY (¥)	Feb. 15, 2019 USD ($)	Feb. 15, 2019 CNY (¥)
Commitments and Contingencies (Details) [Line Items]
Loss amount	$ 45,000,000			$ 41,000	¥ 270,000
Beijing iQIYI Technology Co., Ltd [Member]
Commitments and Contingencies (Details) [Line Items]
Loss amount		$ 21,000	¥ 140,000	$ 400,000	¥ 2,610,000